Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001558569
Document Type	S-1/A
Entity Registrant Name	iSpecimen, Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-289725) of iSpecimen Inc. (the “Company”), originally filed with the Securities and Exchange Commission on August 20, 2025 (the “Registration Statement”) which was filed without having appropriately obtained Wolf & Company, P.C.’s consent, is being filed solely to obtain and include the consent of Wolf & Company, P.C., the Company’s former independent registered public accounting firm, as Exhibit 23.1 to the Registration Statement. Except as described above, no changes have been made to the Registration Statement.
Amendment Flag	true